Investment Objectives and Goals - Thornburg American Opportunities Fund	Jan. 21, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.